Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	9 Months Ended
Dec. 31, 2011
Impaired Loans and Valuation Allowance Disclosure

The following table provides information about the allowance for credit losses as of March 31, 2011, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	March 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Ending Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150

Individually Evaluated for Impairment	3,016	23,123	55,170	16,014	—	97,323
Not Individually Evaluated for Impairment	14,080	4,303	15,802	1,441	21,201	56,827

Financing receivables:
Ending Balance	¥840,419	¥952,573	¥1,065,119	¥111,335	¥830,853	¥3,800,299

Individually Evaluated for Impairment	8,312	73,029	194,005	36,685	—	312,031
Not Individually Evaluated for Impairment	832,107	879,544	871,114	74,650	830,853	3,488,268

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Nine months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥17,096	¥27,426	¥70,972	¥17,455	¥21,201	¥154,150
Provision charged to income	576	889	3,693	1,465	1,645	8,268
Charge-offs	(1,292)	(5,535)	(17,215)	(269)	(5,256)	(29,567)
Recoveries	35	16	1,022	—	31	1,104
Other *2	(26)	(1,300)	(488)	(166)	(437)	(2,417)
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

Individually Evaluated for Impairment	2,850	18,417	47,786	16,668	—	85,721
Not Individually Evaluated for Impairment	13,539	3,079	10,198	1,817	17,184	45,817

Financing receivables:
Ending Balance	¥860,330	¥793,787	¥977,289	¥100,795	¥839,630	¥3,571,831

Individually Evaluated for Impairment	8,930	66,606	174,899	31,522	—	281,957
Not Individually Evaluated for Impairment	851,400	727,181	802,390	69,273	839,630	3,289,874

	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000	0,000,000
	Three months ended December 31, 2011
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans *1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥16,580	¥23,086	¥62,663	¥17,994	¥18,811	¥139,134
Provision charged to income	5	137	(1,781)	568	542	(529)
Charge-offs	(207)	(1,980)	(3,399)	(112)	(2,262)	(7,960)
Recoveries	5	—	373	—	17	395
Other *2	6	253	128	35	76	498
Ending Balance	¥16,389	¥21,496	¥57,984	¥18,485	¥17,184	¥131,538

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other includes mainly foreign currency translation adjustments.

Impaired Financing Receivables Table

The following table provides information about the impaired loans as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥68,282	¥68,183	¥—
Consumer borrowers	Housing loans	2,259	2,259	—
	Other	—	—	—
Corporate borrowers		66,023	65,924	—
Non-recourse loans	Japan	9,465	9,443	—
	U.S.	4,579	4,579	—
Other	Real estate companies	14,532	14,516	—
	Entertainment companies	17,080	17,031	—
	Other	20,367	20,355	—
Purchased loans		—	—	—
With an allowance recorded *2:		243,749	242,843	97,323
Consumer borrowers	Housing loans	6,053	6,052	3,016
	Other	—	—	—
Corporate borrowers		201,011	200,106	78,293
Non-recourse loans	Japan	11,953	11,895	4,421
	U.S.	47,032	46,786	18,702
Other	Real estate companies	79,075	78,808	30,552
	Entertainment companies	12,517	12,486	4,114
	Other	50,434	50,131	20,504
Purchased loans		36,685	36,685	16,014

Total:		¥312,031	¥311,026	¥97,323

Consumer borrowers	Housing loans	8,312	8,311	3,016

	Other	—	—	—

Corporate borrowers		267,034	266,030	78,293

Non-recourse loans	Japan	21,418	21,338	4,421

	U.S.	51,611	51,365	18,702

Other	Real estate companies	93,607	93,324	30,552

	Entertainment companies	29,597	29,517	4,114

	Other	70,801	70,486	20,504

Purchased loans		36,685	36,685	16,014

	December 31, 2011
	Millions of Yen
	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded *1:		¥80,416	¥79,925	¥—
Consumer borrowers	Housing loans	1,872	1,853	—
	Other	—	—	—
Corporate borrowers		78,544	78,072	—
Non-recourse loans	Japan	19,036	19,023	—
	U.S.	4,337	4,337	—
Other	Real estate companies	15,362	15,326	—
	Entertainment companies	12,504	12,326	—
	Other	27,305	27,060	—
Purchased loans		—	—	—

With an allowance recorded *2:		201,541	200,399	85,721
Consumer borrowers	Housing loans	7,058	7,045	2,850
	Other	—	—	—
Corporate borrowers		162,961	161,832	66,203
Non-recourse loans	Japan	12,510	12,490	4,636
	U.S.	30,723	30,615	13,781
Other	Real estate companies	65,127	64,660	25,910
	Entertainment companies	11,060	10,838	3,261
	Other	43,541	43,229	18,615
Purchased loans		31,522	31,522	16,668

Total:		¥281,957	¥280,324	¥85,721

Consumer borrowers	Housing loans	8,930	8,898	2,850

	Other	—	—	—

Corporate borrowers		241,505	239,904	66,203

Non-recourse loans	Japan	31,546	31,513	4,636

	U.S.	35,060	34,952	13,781

Other	Real estate companies	80,489	79,986	25,910

	Entertainment companies	23,564	23,164	3,261

	Other	70,846	70,289	18,615

Purchased loans		31,522	31,522	16,668

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts due are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all amounts due or a part of the amounts due are not considered to be collectible.

Average Recorded Investments in Impaired Loans and Interest Income on Impaired Loans

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for the nine months ended December 31, 2011 and for the three months ended December 31, 2011:

	Nine months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥8,911	¥147	¥140
	Other	—	—	—
Corporate borrowers		253,395	3,931	3,254
Non-recourse loans	Japan	26,490	471	458
	U.S.	42,047	653	539
Other	Real estate companies	86,650	1,106	898
	Entertainment companies	26,805	630	542
	Other	71,403	1,071	817
Purchased loans		33,853	—	—

Total		¥296,159	¥4,078	¥3,394

	Three months ended December 31, 2011
	Millions of yen
	Class	Average Recorded Investments in Impaired Loans *1	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers	Housing loans	¥9,268	¥62	¥59
	Other	—	—	—
Corporate borrowers		247,534	1,127	1,025
Non-recourse loans	Japan	32,007	111	111
	U.S.	36,092	157	156
Other	Real estate companies	81,688	427	392
	Entertainment companies	24,592	171	171
	Other	73,155	261	195
Purchased loans		31,743	—	—

Total		¥288,545	¥1,189	¥1,084

*1	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Financing Receivable Credit Quality Indicators Table

The following table provides information about the credit quality indicators as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥807,194	¥8,312	¥9,972	¥18,284	¥825,478
	Other	14,876	—	65	65	14,941
Corporate borrowers		1,750,658	267,034	—	267,034	2,017,692
Non-recourse loans	Japan	282,222	21,418	—	21,418	303,640
	U.S.	597,322	51,611	—	51,611	648,933
Other	Real estate companies	292,607	93,607	—	93,607	386,214
	Entertainment companies	115,876	29,597	—	29,597	145,473
	Other	462,631	70,801	—	70,801	533,432
Purchased loans		74,650	36,685	—	36,685	111,335
Direct financing leases	Japan	624,919	—	17,908	17,908	642,827
	Overseas	183,147	—	4,879	4,879	188,026

Total		¥3,455,444	¥312,031	¥32,824	¥344,855	¥3,800,299

	December 31, 2011
	Millions of yen
			Non-performing
	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers	Housing loans	¥827,902	¥8,930	¥8,740	¥17,670	¥845,572
	Other	14,728	—	30	30	14,758
Corporate borrowers		1,529,571	241,505	—	241,505	1,771,076
Non-recourse loans	Japan	226,504	31,546	—	31,546	258,050
	U.S.	500,677	35,060	—	35,060	535,737
Other	Real estate companies	254,363	80,489	—	80,489	334,852
	Entertainment companies	113,920	23,564	—	23,564	137,484
	Other	434,107	70,846	—	70,846	504,953
Purchased loans		69,273	31,522	—	31,522	100,795
Direct financing leases	Japan	618,516	—	17,215	17,215	635,731
	Overseas	200,994	—	2,905	2,905	203,899

Total		¥3,260,984	¥281,957	¥28,890	¥310,847	¥3,571,831

Financing Receivables Past Due

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2011 and December 31, 2011:

	March 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥4,119	¥15,031	¥19,150	¥825,478	¥15,031
	Other	—	65	65	14,941	65
Corporate borrowers		120,127	125,826	245,953	2,017,692	125,826
Non-recourse loans	Japan	5,697	9,925	15,622	303,640	9,925
	U.S.	97,114	19,747	116,861	648,933	19,747
Other	Real estate companies	4,556	54,566	59,122	386,214	54,566
	Entertainment companies	3,093	5,487	8,580	145,473	5,487
	Other	9,667	36,101	45,768	533,432	36,101
Direct financing leases	Japan	3,307	17,908	21,215	642,827	17,908
	Overseas	2,500	4,879	7,379	188,026	4,879

Total		¥130,053	¥163,709	¥293,762	¥3,688,964	¥163,709

	December 31, 2011
	Millions of yen
		Past-Due Financing Receivables
	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non-Accrual
Consumer borrowers	Housing loans	¥3,352	¥13,195	¥16,547	¥845,572	¥13,195
	Other	8	30	38	14,758	30
Corporate borrowers		99,586	115,651	215,237	1,771,076	115,651
Non-recourse loans	Japan	3,897	22,179	26,076	258,050	22,179
	U.S.	82,731	7,904	90,635	535,737	7,904
Other	Real estate companies	7,967	44,816	52,783	334,852	44,816
	Entertainment companies	3	4,449	4,452	137,484	4,449
	Other	4,988	36,303	41,291	504,953	36,303
Direct financing leases	Japan	4,141	17,215	21,356	635,731	17,215
	Overseas	3,485	2,905	6,390	203,899	2,905

Total		¥110,572	¥148,996	¥259,568	¥3,471,036	¥148,996

Troubled Debt Restructurings of Financing Receivables

The information about troubled debt restructurings of financing receivables that occurred during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥1,468	¥1,359
Corporate borrowers		19,929	19,064
Non-recourse loans	Japan	943	943
	U.S.	5,171	5,035
Other	Real estate companies	4,601	4,395
	Other	9,214	8,691

Total		¥21,397	¥20,423

	Three months ended December 31, 2011
		Millions of yen
	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers	Housing loans	¥176	¥112
Corporate borrowers		3,152	2,874
Non-recourse loans	U.S.	922	920
Other	Real estate companies	1,139	1,050
	Other	1,091	904

Total		¥3,328	¥2,986

Financing Receivables Modified as Troubled Debt Restructurings within the Previous 12 Months from the Current Period End and for which there was a Payment Default interest is past-due 90 days or more in accordance with the modified terms. The information about financing receivables modified as troubled debt restructurings within the previous 12 months from the current period end and for which there was a payment default during the nine months ended December 31, 2011 and during the three months ended December 31, 2011 are as follows:

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		1,254
Other	Real estate companies	60
	Other	1,194

Total		¥1,287

	Nine months ended December 31, 2011
		Millions of yen
	Class	Recorded Investment
Consumer borrowers	Housing loans	¥33
Corporate borrowers		10
Other	Other	10

Total		¥43